Secured Debentures - Additional Information (Details) $ in Thousands		12 Months Ended
	Jul. 31, 2024 CAD ($) party shares	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from secured debentures		$ 8,722	$ 0
Interest expense		303	0
Bond Debentures
Disclosure of detailed information about borrowings [line items]
Face value of secured debenture	$ 10,000	10,000	0
Discount rate	10.00%
Proceeds from secured debentures	$ 8,700
Coupon rate	12.00%
Number of parties subscribed to the initial bond offering | party	3
Maturity period	5 years
Shares issued for issuance cost (in shares) | shares	230,760
Issuance cost	$ 800
Interest expense		303	0
Accretion expense, including amortization of issuance fees		153	0
Amortization of transaction costs		$ 65	$ 0